Form 13F Cover Page


 Filing for Quarter-Ending:          June 30, 2005

 Check here if Amendment:             (      )
 Amendment Number:
 This Amendment:                      (  )  is a reinstatement
                                      (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:           Croft-Leominster, Inc.
 Address:        300 Water Street, 4th floor
                 Baltimore, MD  21202

 Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                             Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                    City, State                          Date


Report Type (Check only one):

( X )  13F Holdings Report     Check here if all holdings of this reporting
                               manager are reported in this report.
(   ) 13F Notice               Check here if no holdings reported are in this
                               report, and all holdings are reported by other
                               reporting manager(s).
(   ) 13F Combination Report   Check here if a portion of the holdings for this
                               reporting manager are reported in this report and a portion are reported by other reporting manager(s).





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             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none

Form 13F Information Table Entry Total:                         129

Form 13F Information Table Value Total:                       $295.43
                                                            (thousands)






 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                           SOLE
 ITEM 7: Voting Authority:                                NONE











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







                SECURITY NAME                        TITLE OF CLASS           CUSIP             MARKET VALUE          QUANITY
                --------------                      ---------------           -----            -------------          -------
 AGCO Corporation                                          COM               001084102           $ 5.1177            267,662
 Aberden Asia-Pacific Prime Inc                            COM               003009107           $ 0.0844             13,400
 Aleris International                                      COM               014477103           $ 0.4892             21,695
 Alliance World Dollar Gvt II                              COM               01879R106           $ 0.2670             21,500
 Altria Group Inc.,                                        COM               02209S103           $ 0.2344              3,625
 Ameren Corporation                                        COM               023608102           $ 0.9825             17,766
 American International Group I                            COM               026874107           $ 3.6579             62,958
 Amgen Inc.                                                COM               031162100           $ 0.8541             14,126
 Asia Tigers Fund Inc                                      COM               04516T105           $ 0.2120             17,625
 Avaya, Inc.                                               COM               053499109           $ 0.5107             61,380
 Bank of America Corp                                      COM               060505104           $ 5.1622            113,181
 Berkshire Hathaway - CL A                                CL A               084670108           $ 0.6680                  8
 Berkshire Hathaway - CL B                                CL B               084670207           $ 7.0367              2,528
 Biomet Inc                                                COM               090613100           $ 1.0261             29,630
 Bristol West Holdings, Inc.                               COM               11037M105           $ 1.4524             79,364
 Cablevision Systems -NY Grp A                           CL A NY             12686C109           $ 3.4168            106,113
 Cadbury Schweppes PLC - Sp ADR                            ADR               127209302           $ 0.4228             11,030
 Canadian Natural Resources                                COM               136385101           $ 2.8018             77,015
 Caterpillar Inc                                           COM               149123101           $ 1.8688             19,608
 Cendant Corp                                              COM               151313103           $ 5.8032            259,417
 CenterPoint Energy Inc.                                   COM               15189T107           $ 4.9375            373,773
 CenturyTel, Inc.                                          COM               156700106           $ 0.9057             26,155
 Citigroup, Inc.                                           COM               172967101           $ 8.4765            183,354
 Citizens Communications Compan                            COM               17453B101           $ 0.2832             21,070
 Constellation Energy Group                                COM               210371100           $ 0.3109              5,390
 Covance Inc.                                              COM               222816100           $ 0.6760             15,065
 DeVRY, Inc.                                               COM               253893103           $ 2.1191            106,489
 Dillard's, Inc.                                          CL A               254067101           $ 1.7157             73,259
 Dominion Resources Inc VA                                 COM               25746U109           $ 0.7310              9,960
 Dover Corp                                                COM               260003108           $ 0.4971             13,665
 Dow Chemical Co                                           COM               260543103           $ 0.2739              6,150
 Eaton Corp                                                COM               278058102           $ 1.5851             26,462
 Edwards Lifesciences Corporati                            COM               28716E108           $ 3.4971             81,289
 Enerplus Resources Fund                              UNIT TR G NEW          29274D604           $ 0.3705              9,700
 Enterprise Products Partners L                            COM               293792107           $ 0.4496             16,781
 Exxon Mobil Corp                                          COM               30231g102           $ 0.2751              4,786
 FMC Corp                                                COM NEW             302491303           $ 3.6410             64,855
 Fairmont Hotels & Resorts                                 COM               305204109           $ 0.4381             12,577
 Fidelity National Financial, I                            COM               316326107           $ 0.3870             10,843
 First Aviation Services, Inc.                             COM               31865W108           $ 0.0415             10,792
 Fleetwood Enterprises, Inc.                               COM               339099103           $ 0.1086             10,700
 Fluor Corp                                                COM               343412102           $ 7.6769            133,302
 Franklin Resources Inc                                    COM               354613101           $ 2.7741             36,037
 Gencorp, Inc.                                             COM               368682100           $ 1.9272            100,064
 General Electric Co                                       COM               369604103           $ 5.7762            166,701
 Genworth Financial Inc.                                   COM               37247D106           $ 0.4479             14,815
 Gillette Co                                               COM               375766102           $ 0.3240              6,400
 Goldman Sachs Group Inc                                   COM               38141g104           $ 0.6948              6,810
 Graftech International Ltd                                COM               384313102           $ 0.0495             11,500
 Hartford Financial Services Gr                            COM               416515104           $ 1.0803             14,446
 Hilton Hotels Corp                                        COM               432848109           $ 0.3585             15,033
 Honeywell Intl Inc                                        COM               438516106           $ 7.4249            202,701
 ITT Corp (New)                                            COM               450911102           $ 0.2568              2,630
 ICON plc - Spons ADR                                 SPONSORED ADR          45103T107           $ 0.6036             17,419
 Inco Ltd                                                  COM               453258402           $ 1.6685             44,198
 Ingersoll-Rand                                            COM               456866102           $ 2.4205             33,925
 Insured Municipal Income Fund                             COM               45809F104           $ 0.2125             16,100
 Integrated Electrical Services                            COM               45811E103           $ 0.0234             12,000
 International Rectifier Corp.                             COM               460254105           $ 1.6901             35,418
 Iowa Telecommunications Servic                            COM               462594201           $ 0.4428             23,615
 Johnson & Johnson                                         COM               478160104           $ 1.7609             27,090
 Kansas City Southern                                    COM NEW             485170302           $ 0.6189             30,667
 Liberty Media Corp                                     COM SER A            530718105          $ 13.4051          1,315,515
 Lincoln National Corp                                     COM               534187109           $ 1.7685             37,691
 Lloyds TSB Group plc                                 SPONSORED ADR          539439109           $ 1.0150             29,810
 Lockheed Martin Corporation                               COM               539830109           $ 0.2841              4,380
 Lowe's Companies                                          COM               548661107           $ 7.3543            126,319
 Lyondell Chemical Company                                 COM               552078107           $ 1.4619             55,333
 MEMC Electronic Materials, Inc                            COM               552715104           $ 1.5030             95,308
 Markel Corporation                                        COM               570535104           $ 1.2143              3,582
 Massey Energy Company                                     COM               576206106           $ 0.3744              9,925
 McDonald's Corp.                                          COM               580135101           $ 2.2204             80,014
 MCF Corporation                                           COM               580395101           $ 0.0194             16,000
 Meristar Hospitality                                      COM               58984Y103           $ 4.0176            467,165
 Microsoft Corp.                                           COM               594918104           $ 1.9026             76,595
 Mills Corp                                                COM               601148109           $ 3.2128             52,850
 Morgan Stanley                                          COM NEW             617446448           $ 0.3471              6,615
 Morg Stan Asia-Pacific FD NR                              COM               61744U106           $ 0.1672             12,747
 Morgan Stanley Inc. Opportunit                      MUN INCOME III          61745P437           $ 0.1967             22,100
 MuniVest Fund, Inc                                        COM               626295109           $ 0.1187             11,800
 Neenah Paper, Inc.                                        COM               640079109           $ 1.5550             50,209
 NEXTEL Communications                                    CL A               65332V103           $ 1.9334             59,839
 Nexen Inc.                                                COM               65334H102           $ 5.5898            184,118
 Nobel Learning Communities, In                            COM               654889104           $ 0.0998             11,500
 Nuveen Dividend Adv Muni Fund                       COM SH BEN INT          67070F100           $ 0.2087             13,000
 PG&E Corp                                                 COM               69331C108           $ 1.1774             31,365
 Packaging Corp of America                                 COM               695156109           $ 0.4057             19,275
 Pactiv Corp                                               COM               695257105           $ 0.4126             19,120
 Pentair, Inc                                              COM               709631105           $ 5.2801            123,338
 PerkinElmer, Inc.                                         COM               714046109           $ 1.5920             84,235
 Pfizer Inc                                                COM               717081103           $ 4.7448            172,038
 Pharmaceutical Product Develop                            COM               717124101           $ 3.9277             83,817
 Pinnacle West Capital Corp                                COM               723484101           $ 1.8623             41,896
 PolyOne Corp                                              COM               73179P106           $ 0.7943            119,985
 T.Rowe Price Group Inc.                                   COM               74144T108           $ 8.2735            132,165
 Procter & Gamble                                          COM               742718109           $ 1.4125             26,777
 ProQuest Co.                                              COM               74346P102           $ 0.2151              6,560
 Prudential Financial Inc.                                 COM               744320102           $ 8.6348            131,508
 Putnam Municipal Bond Fund                            SH BEN INT            74683V100           $ 0.2163             16,965
 Rockwell Automation, Inc.                                 COM               773903109           $ 2.4644             50,594
 Safeguard Scientifics, Inc.                               COM               786449108           $ 0.0243             19,000
 St. Paul Travelers Cos. Inc.                              COM               792860108           $ 6.6084            167,175
 Salomon Bros Worldwide Income                             COM               79548T109           $ 0.2947             19,400
 Sears Holding Corp.                                       COM               812350106           $ 1.8161             12,118
 Sempra Energy                                             COM               816851109           $ 0.6558             15,875
 Stratex Networks, Inc.                                    COM               86279T109           $ 0.0344             20,000
 Symantec Corp                                             COM               871503108           $ 1.3093             60,227
 Templeton Emerging Mkts Inc Fd                            COM               880192109           $ 0.2931             21,115
 Terex Corporation                                         COM               880779103           $ 6.4004            162,446
 Textron Inc                                               COM               883203101           $ 2.0698             27,288
 Time Warner                                               COM               887317105           $ 8.7660            524,598
 Triarc Companies, Inc.                                   CL A               895927101           $ 1.9987            124,142
 Tribune Co                                                COM               896047107           $ 0.8373             23,800
 Tyco International Ltd                                    COM               902124106          $ 15.8118            541,501
 United Parcel Svc Inc. CL B                               COM               911312106           $ 3.2383             46,823
 United Technologies                                       COM               913017109           $ 0.3055              5,950
 Van Kampen Merr Value Mun Tr                              COM               921132106           $ 0.1895             13,740
 Varian Inc.                                               COM               922206107           $ 0.6172             16,332
 Varian Medical Systems, Inc.                              COM               92220P105           $ 0.6485             17,372
 Viacom Inc. - Cl B                                       CL B               925524308           $ 5.3986            168,600
 Waddell & Reed Financial - A                             CL A               930059100           $ 2.7285            147,488
 Washington Mutual, Inc.                                   COM               939322103           $ 0.6922             17,011
 Wells Fargo & Co.                                         COM               949746101           $ 0.2937              4,770
 Williams Cos Inc.                                         COM               969457100           $ 9.7520            513,264
 Wyeth                                                     COM               983024100           $ 5.1031            114,676
 Ace Ltd                                                   ORD               G0070K103           $ 8.0747            180,037
 Foster Wheeler Ltd.                                     SHS NEW             G36535139           $ 3.7590            191,198
 PartnerRe Ltd                                             COM               G6852T105           $ 2.4034             37,309
 QIAGEN N.V.                                               ORD               N72482107           $ 1.8986            164,525

                                                                                               $ 295.4272         10,413,450


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